Note 16 - Earnings (Losses) Per Share	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]

16. Earnings / (losses) per share

All common shares issued are Costamare common stock and have equal rights to vote and participate in dividends. Profit or loss attributable to common equity holders is adjusted by the contractual amount of dividends on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock that should be paid for the period and the gain which resulted from the repurchase of the preferred shares within the period. Dividends paid or accrued on Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series E Preferred Stock during the six-month periods ended June 30, 2020 and 2021, amounted to $15,461 and $15,448, respectively.

	For the six-month period ended June 30,
	2020	2021
	Basic LPS	Basic EPS
Net income /(loss)	$(43,447)	$158,757
Less: paid and accrued earnings allocated to Preferred Stock	(15,461)	(15,448)
Add: gain from retirement of Preferred Stock	619	-
Net income / (loss) available to common stockholders	(58,289)	143,309
Weighted average number of common shares, basic and diluted	119,927,560	122,615,427
Earnings / (losses) per common share, basic and diluted	$(0.49)	$1.17